Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

Zibo Hengsong You Car Equity Investment Fund Partnership (Limited Partnership) (“Zibo Hengsong”) has sued Youpin SD, AHYS, WFOE, and Mr. Jia Li. The plaintiff requested the defendants to repurchase the 13.0435% equity interest in Youpin SD and jointly pay the equity repurchase price of RMB240,000 (US$34,320) plus interest (temporarily calculated at RMB78,220 (US$11,185)). The defendants filed a counterclaim demanding that the plaintiff transfer the 13.0435% equity interest in Youpin SD to the defendants at a consideration of RMB1. On December 22, 2025, the Zibo Intermediate People’s Court rendered a judgment, ordering AHYS and Mr. Jia Li to jointly pay Zibo Hengsong equity repurchase proceeds of RMB312,374 (US$44,678) plus interest accruing from January 11, 2025 to the date of actual payment (calculated on a principal amount of RMB240,000 at an annual interest rate of 8%); ordering Youpin SD to bear joint and several liability for such payment obligations; ordering WFOE to bear joint and several liability for AHYS’s payment obligations; and dismissing the defendants’ counterclaim in its entirety. In connection with the foregoing proceedings, the Zibo Intermediate People’s Court has frozen certain equity interests held by AHYS, Mr. Jia Li, and certain related entities, including, among others, AHYS’s equity interests in Youpin Automobile Service Group Co., Ltd. and Shanghai Youxu New Energy Technology Co., Ltd., Mr. Jia Li’s equity interests in Shanghai Youyi Jia New Energy Technology Partnership (Limited Partnership) and Shanghai Youcang Business Consulting Partnership (Limited Partnership), and equity interests held by AHYS and certain related entities in certain of our PRC subsidiaries, including Youpin, Youpin SD, SH Youteng, SH Youxu, and CD Youyineng, with the frozen equity interests ranging in value from approximately RMB104 to RMB100,000 per interest, and the freezing orders are to remain in effect through February or March 2028. On January 8, 2026, Youpin SD, AHYS, Mr. Jia Li, and WFOE filed an appeal with the Shandong High People’s Court, requesting that the first instance judgment be reversed and that all of Zibo Hengsong’s claims be dismissed. As of the date of this annual report, the case is under trial before the court of the second instance.

On March 25, 2026, the Company effectuated a consolidation of all of the Company’s authorized issued and unissued ordinary shares on a 10:1 basis to take effect at the commencement of trading on April 1, 2026. As a result, each 10 ordinary shares of a par value of US$0.00001 each were consolidated into 1 (one) ordinary share of a par value of US$0.0001 each, and following such share consolidation, the authorized share capital of the Company was changed to US$50,000 divided into 399,941,181.2 Class A ordinary shares of a par value of US$0.0001 each, and 100,058,818.8 Class B ordinary shares of a par value of US$0.0001 each.